Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

March 31, 2019

VF20-QTLY-0519
1.847118.112

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 22.2%
	Shares	Value
Fidelity Contrafund (a)	353,866	$4,423,329
Fidelity Diversified International Fund (a)	87,033	3,064,416
Fidelity Emerging Asia Fund (a)	33,781	1,450,236
Fidelity Emerging Markets Discovery Fund (a)	181,543	2,456,281
Fidelity Emerging Markets Fund (a)	337,847	10,402,296
Fidelity Equity-Income Fund (a)	75,958	4,294,672
Fidelity Europe Fund (a)	40,755	1,420,320
Fidelity Global Commodity Stock Fund (a)	297,050	3,695,300
Fidelity International Capital Appreciation Fund (a)	43,485	892,304
Fidelity International Discovery Fund (a)	62,490	2,547,112
Fidelity International Enhanced Index Fund (a)	311,709	2,880,189
Fidelity International Small Cap Fund (a)	65,934	1,697,146
Fidelity International Small Cap Opportunities Fund (a)	88,396	1,579,631
Fidelity International Value Fund (a)	256,004	2,009,629
Fidelity Japan Fund (a)	418,597	6,006,861
Fidelity Japan Smaller Companies Fund (a)	182,710	2,963,557
Fidelity Low-Priced Stock Fund (a)	87,122	4,174,032
Fidelity Mega Cap Stock Fund (a)	410,349	6,237,298
Fidelity Overseas Fund (a)	212,989	9,680,369
Fidelity Pacific Basin Fund (a)	26,237	787,358
Fidelity Real Estate Investment Portfolio (a)	71,331	3,167,815
Fidelity Stock Selector All Cap Fund (a)	1,944,696	85,916,660
Fidelity Value Discovery Fund (a)	75,592	2,087,090
TOTAL EQUITY FUNDS
(Cost $162,994,466)		163,833,901

Fixed-Income Funds - 50.9%
Fidelity Floating Rate High Income Fund (a)	788,124	7,455,657
Fidelity Inflation-Protected Bond Index Fund (a)	2,543,721	24,903,030
Fidelity Long Term Treasury Bond Index Fund (a)	992,944	13,087,005
Fidelity New Markets Income Fund (a)	495,298	7,454,230
Fidelity U.S. Bond Index Fund (a)	27,948,526	322,246,501
TOTAL FIXED-INCOME FUNDS
(Cost $365,622,747)		375,146,423

Money Market Funds - 26.7%
Fidelity Cash Central Fund, 2.48% (b)	7,627,392	7,628,917
Fidelity Investments Money Market Government Portfolio Institutional Class 2.35% (a)(c)	71,246,006	71,246,006
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.52% (a)(c)	117,783,265	117,818,600
TOTAL MONEY MARKET FUNDS
(Cost $196,681,587)		196,693,523
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.43% 4/18/19 to 6/27/19 (d)
(Cost $1,936,240)	1,940,000	1,936,250
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $727,235,040)		737,610,097
NET OTHER ASSETS (LIABILITIES) - 0.0%		(197,750)
NET ASSETS - 100%		$737,412,347

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	53	June 2019	$4,945,960	$90,162	$90,162
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	146	June 2019	7,719,020	147,630	147,630
JPN Nikkei 225 Index(OSE) Contracts (Japan)	2	June 2019	382,748	(5,610)	(5,610)

TOTAL PURCHASED					232,182

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	214	June 2019	30,364,460	(919,069)	(919,069)
TOTAL FUTURES CONTRACTS					$(686,887)

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

The notional amount of futures sold as a percentage of Net Assets is 4.1%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,936,250.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,576
Total	$16,576

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$4,232,782	$92,192	$460,401	$39,954	$(16,651)	$575,407	$4,423,329
Fidelity Diversified International Fund	4,430,870	34,182	1,808,441	--	(428,193)	835,998	3,064,416
Fidelity Emerging Asia Fund	--	1,386,310	23,052	--	449	86,529	1,450,236
Fidelity Emerging Markets Discovery Fund	--	2,424,909	40,241	--	683	70,930	2,456,281
Fidelity Emerging Markets Fund	--	10,044,079	166,625	--	2,962	521,880	10,402,296
Fidelity Equity-Income Fund	4,206,824	95,633	460,399	43,397	(39,615)	492,229	4,294,672
Fidelity Europe Fund	1,656,737	17,665	415,101	--	(68,446)	229,465	1,420,320
Fidelity Floating Rate High Income Fund	7,365,560	188,757	306,669	94,159	(3,563)	211,572	7,455,657
Fidelity Global Commodity Stock Fund	3,425,312	47,304	153,334	--	(3,024)	379,042	3,695,300
Fidelity Inflation-Protected Bond Index Fund	30,747,046	380,774	7,017,235	26,233	(261,295)	1,053,740	24,903,030
Fidelity International Capital Appreciation Fund	1,057,683	10,252	306,150	--	30,385	100,134	892,304
Fidelity International Discovery Fund	3,659,396	29,525	1,487,317	--	(328,208)	673,716	2,547,112
Fidelity International Enhanced Index Fund	3,432,947	24,189	863,142	--	(126,604)	412,799	2,880,189
Fidelity International Small Cap Fund	1,437,579	190,352	62,721	--	1,262	130,674	1,697,146
Fidelity International Small Cap Opportunities Fund	1,812,941	18,611	418,167	--	60,994	105,252	1,579,631
Fidelity International Value Fund	2,313,061	21,375	495,158	--	(92,870)	263,221	2,009,629
Fidelity Investments Money Market Government Portfolio Institutional Class 2.35%	83,379,133	1,425,993	13,559,120	422,404	--	--	71,246,006
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.52%	122,641,026	2,491,389	7,326,073	740,157	517	11,741	117,818,600
Fidelity Japan Fund	5,766,339	70,776	365,746	--	(7,952)	543,444	6,006,861
Fidelity Japan Smaller Companies Fund	2,766,230	--	--	--	--	197,327	2,963,557
Fidelity Long Term Treasury Bond Index Fund	20,962,126	350,404	8,713,344	127,493	(366,966)	854,785	13,087,005
Fidelity Low-Priced Stock Fund	4,156,325	52,183	460,346	--	(46,224)	472,094	4,174,032
Fidelity Mega Cap Stock Fund	6,104,354	78,219	689,593	--	(79,912)	824,230	6,237,298
Fidelity New Markets Income Fund	3,447,653	3,997,246	285,036	83,227	(8,718)	303,085	7,454,230
Fidelity Overseas Fund	5,037,536	4,859,570	1,076,916	--	(107,703)	967,882	9,680,369
Fidelity Pacific Basin Fund	849,900	9,305	177,083	--	4,502	100,734	787,358
Fidelity Real Estate Investment Portfolio	744,366	2,206,920	109,689	1,425	2,774	323,444	3,167,815
Fidelity Stock Selector All Cap Fund	81,595,573	979,626	8,596,238	--	(545,101)	12,482,800	85,916,660
Fidelity U.S. Bond Index Fund	317,264,615	15,176,319	17,216,105	2,278,309	(89,053)	7,110,725	322,246,501
Fidelity Value Discovery Fund	2,090,155	26,036	229,247	--	(8,577)	208,723	2,087,090
	$726,584,069	$46,730,095	$73,288,689	$3,856,758	$(2,524,147)	$30,543,602	$728,044,930

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.